                                               Filed Pursuant to Rule 497(e) of
                                                     the Securities Act of 1933


                                                                    May 1, 2015

                                 Pioneer Funds

      Supplement to the Summary Prospectuses, as in effect and as may be amended from time to time, for:

     Fund                                               Date of Prospectus
     ----                                               ------------------
     Pioneer Absolute Return Bond Fund                  December 31 2014
     Pioneer AMT-Free Municipal Fund                    April 1, 2015
     Pioneer Bond Fund                                  November 1, 2014
     Pioneer Cash Reserves Fund                         May 1, 2015
     Pioneer Classic Balanced Fund                      December 1, 2014
     Pioneer Core Equity Fund                           May 1, 2015
     Pioneer Disciplined Growth Fund                    December 31, 2014
     Pioneer Disciplined Value Fund                     December 31, 2014
     Pioneer Dynamic Credit Fund                        August 1, 2014
     Pioneer Emerging Markets Fund                      April 1, 2015
     Pioneer Emerging Markets Local Currency Debt Fund  March 1, 2015
     Pioneer Equity Income Fund                         March 1, 2015
     Pioneer Floating Rate Fund                         March 1, 2015
     Pioneer Fund                                       May 1, 2015
     Pioneer Fundamental Growth Fund                    August 1, 2014
     Pioneer Global Equity Fund                         December 31, 2014
     Pioneer Global High Yield Fund                     March 1, 2015
     Pioneer Global Multisector Income Fund             March 1, 2015
     Pioneer Government Income Fund                     December 1, 2014
     Pioneer High Income Municipal Fund                 December 31, 2014
     Pioneer High Yield Fund                            March 1, 2015
     Pioneer International Value Fund                   April 1, 2015
     Pioneer Long/Short Global Bond Fund                December 31, 2014
     Pioneer Long/Short Opportunistic Credit Fund       December 31, 2014
     Pioneer Mid Cap Value Fund                         March 1, 2015
     Pioneer Multi-Asset Income Fund                    December 1, 2014
     Pioneer Multi-Asset Real Return Fund               March 1, 2015
     Pioneer Multi-Asset Ultrashort Income Fund         August 1, 2014
     Pioneer Real Estate Shares                         May 1, 2015
     Pioneer Select Mid Cap Growth Fund                 April 1, 2015
     Pioneer Short Term Income Fund                     December 1, 2014
     Pioneer Solutions - Balanced Fund                  December 1, 2014
     Pioneer Solutions - Conservative Fund              December 1, 2014
     Pioneer Solutions - Growth Fund                    December 1, 2014
     Pioneer Strategic Income Fund                      February 1, 2015

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Pioneer Investment Management, Inc. (the "Adviser"), each fund's investment adviser, is currently an indirect, wholly-owned subsidiary of UniCredit S.p.A. ("UniCredit"). On April 23, 2015, UniCredit announced that it signed a preliminary and exclusive agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

Pursuant to the preliminary agreement, the Transaction will entail the establishment of a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The completion of the Transaction is subject to the signing of a definitive agreement, as well as certain regulatory and corporate approvals, and other conditions.

Under the Investment Company Act of 1940, completion of the Transaction will cause each fund's current investment advisory agreement with the Adviser to terminate. In connection with the Transaction, each fund's Board of Trustees will be asked to approve a new investment advisory agreement for each fund. If approved by the Board, each fund's new investment advisory agreement will be submitted to the shareholders of the fund for their approval.

                                                                  28565-00-0515
                                       (C) 2015 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC